Earnings/(Loss) Per Share - Disclosure of Dividends Declared (Details) - ZAR (R) R / shares in Units, R in Millions				12 Months Ended
	Oct. 18, 2021	Aug. 24, 2021	Apr. 19, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [abstract]
Dividend declared			R 677	R 677	R 0	R 0
Dividends per share, ordinary shares	R 0.27			R 1.10	R 0	R 0
Dividends recognised as distributions to owners per share		R 0.27		R 1.10
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share		R 0.27
Dividends paid to non-controlling interests				R 7	R 3